Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of the fiscal year	¥ 60,798	¥ 66,943	¥ 75,129
Additional liabilities for warranties	34,557	53,502	83,227
Settlements (in cash or in kind)	(32,549)	(49,532)	(81,462)
Changes in estimate for pre-existing warranty reserve	(16,888)	(7,927)	(6,440)
Translation adjustment	2,234	(2,188)	(3,511)
Balance at end of the fiscal year	¥ 48,152	¥ 60,798	¥ 66,943